UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

GSR Crypto Core3 ETF

ITEM 1.(a).   Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2026
GSR Crypto Core3 ETF
TICKER: BESO (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the GSR Crypto Core3 ETF for the period of April 21, 2026 (inception) through May 31, 2026. You can ﬁnd additional information about the Fund at www.gsretps.io/etf/beso/. You can also request this information by contacting us at (888) 999-5958.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GSR Crypto Core3 ETF	$11[1]	1.00%[2]

¹ Costs are for the period of April 21, 2026 to May 31, 2026. Costs for a full semi-annual period would be higher.

2  Annualized.

Key Fund Statistics

(as of May 31, 2026)
Fund Net Assets	$7,641,663
Number of Holdings	4
Total Net Advisory Fee	$7,484
Portfolio Turnover Rate	209.48%

What did the Fund invest in?

(% of Net Assets as of May 31, 2026)

Sector Breakdown

Top Holdings
Grayscale Bitcoin Mini Trust ETF	14.57%
iShares Staked Ethereum Trust ETF	10.16%
Bitwise Solana Staking ETF	10.13%
First American Government Obligations Fund	1.09%

For additional information about the Fund, including its prospectus, ﬁnancial information, holdings and proxy information, visit www.gsretps.io/etf/beso/.

GSR Crypto Core3 ETF Tailored Shareholder Report

ITEM 1.(b).   Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

GSR Crypto Core3 ETF

CONSOLIDATED
FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended May 31, 2026* (unaudited)

*  The Fund commenced operations on April 21, 2026.

GSR CRYPTO CORE3 ETF
Consolidated Schedule of Investments	May 31, 2026 (unaudited)
		Shares	Value
34.86%	EXCHANGE TRADED FUNDS

34.86%	CRYPTO CURRENCY
	Bitwise Solana Staking ETF	69,889	$774,370
	Grayscale Bitcoin Mini Trust ETF(A)	34,261	1,112,797
	iShares Staked Ethereum Trust ETF	29,971	776,549
			2,663,716

34.86%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $2,798,343)		2,663,716

1.09%	MONEY MARKET FUND
	First American Government Obligations Fund — Institutional Class 3.550%(B)
	(Cost: $82,950)	82,950	82,950

35.95%	TOTAL INVESTMENTS
	(Cost: $2,881,293)		2,746,666
64.05%	Other assets, net of liabilities		4,894,997
100.00%	NET ASSETS		$7,641,663

(A)    Non-income producing.

(B)    Effective 7-day yield as of May 31, 2026.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS  |  May 31, 2026

GSR CRYPTO CORE3 ETF
Consolidated Statement of Assets and Liabilities	May 31, 2026 (unaudited)
ASSETS
Investments at value(1) (Note 1)	$2,746,666
Interest receivable	397
Receivable for investments sold	4,901,157
TOTAL ASSETS	7,648,220
LIABILITIES
Accrued advisory fees	6,557
TOTAL LIABILITIES	6,557
NET ASSETS	$7,641,663
Net Assets Consist of:
Paid-in capital	$8,442,086
Distributable earnings (accumulated deficits)	(800,423)
Net Assets	$7,641,663
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	330,000
Net Asset Value and Offering Price Per Share	$23.16

(1) Cost of investments	$2,881,293

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR CRYPTO CORE3 ETF
Consolidated Statement of Operations	Period Ended May 31, 2026* (unaudited)
INVESTMENT INCOME
Interest income	$449
Total investment income	449
EXPENSES
Investment advisory fees (Note 2)	7,484
Total expenses	7,484
Net investment income (loss)	(7,035)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(658,761)
Net change in unrealized appreciation (depreciation) of investments	(134,627)

Net realized and unrealized gain (loss)	(793,388)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(800,423)

*   The Fund commenced operations on April 21, 2026.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR CRYPTO CORE3 ETF
Consolidated Statement of Changes in Net Assets	Period Ended May 31, 2026* (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(7,035)
Net realized gain (loss) on investments	(658,761)
Net change in unrealized appreciation (depreciation) of investments	(134,627)
Increase (decrease) in net assets from operations	(800,423)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	8,442,086
Shares redeemed	—
Increase (decrease) in net assets from capital stock transactions	8,442,086
NET ASSETS
Increase (decrease) during period	7,641,663
Beginning of period	—
End of period	$7,641,663

*    The Fund commenced operations on April 21, 2026.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR CRYPTO CORE3 ETF
Consolidated Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended May 31, 2026* (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.81)
Total from investment activities	(1.84)
Net asset value, end of period	$23.16
Total Return(2)	(7.37%)
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	1.00%
Net investment income (loss)	(0.94%)
Portfolio turnover rate(2)	209.48%
Net assets, end of period (000s)	$7,642

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)    Ratios to average net assets have been annualized.

*   The Fund commenced operations on April 21, 2026.

See Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements	May 31, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The GSR Crypto Core3 ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”), which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 21, 2026.

The investment objective of the Fund is to seek capital appreciation and current income.

The Fund is deemed to be individual operating and reporting segments and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies,” are used by Framework Digital Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Consolidated Statements of Operations and Consolidated Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market. Direct exposure to Bitcoin (“BTC”), Ethereum (“ETH”), and Solana (“SOL”) (each a “Reference Asset” and collectively, the “Reference Assets”) is obtained through the use of a Cayman Subsidiary.

Cryptocurrency held directly will be valued daily by an independent pricing agent (e.g., CF Benchmarks) based on aggregated trade data from multiple cryptocurrency-USD markets operated by major cryptocurrency exchanges and synchronized to the Valuation Time. This methodology used to calculate the price to value the cryptocurrency may not be deemed consistent with U.S. GAAP because it uses an amalgamated price from various markets and a trade weighted average pricing methodology.

For financial reporting purposes only, for each cryptocurrency with actively quoted prices in a principal market as of the close of Valuation Time, the quoted price is used as the fair value. When a quoted price in a principal market is not available, comparable data from active markets will be used. If neither a quoted price nor comparable data is available, internal models or data will be used to estimate fair value. Assumptions used in any internal models, and the valuation methods used will be appropriate and consistent with market practice.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange Traded Funds	$2,663,716	$—	$—	$2,663,716
Money Market Fund	82,950	—	—	82,950
	$2,746,666	$—	$—	$2,746,666

Refer to the Fund’s Consolidated Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended May 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified costs for book and tax purposes. Interest income is recorded on an accrual basis.

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended May 31, 2026, there were no such reclassifications.

Dividends and Distributions

Ordinarily, dividends paid from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

Units (“Authorized Participants”) will be required to pay to U.S. Bank National Association (the ETF “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the ETF Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the ETF Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the ETF Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
10,000	$300	$231,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Consolidation of Subsidiary

The Fund will not invest directly in BTC, ETH, SOL, or any other digital assets. Rather, the Fund seeks to gain exposure through investments in a subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the subsidiary. The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidations for the Fund. The Subsidiary is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in the Reference Assets. The inception date of the Subsidiary was April 21, 2026.

As of May 31, 2026, the net assets of the Fund were invested in the Subsidiary as follows:

Net Assets of the Fund	Amount invested in Subsidiary	Percentage of Net Assets invested in Subsidiary
$7,641,663	$100,323	1.31%

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 1.00%, calculated daily and payable monthly as a percentage of each Fund’s daily net assets.

The Advisor has retained Tuttle Capital Management, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the portion of the Fund’s portfolio allocated to it by the Advisor, including determining the securities and financial instruments purchased and sold by the Fund, subject to the supervision of the Advisor and the Board.

For its services as sub-advisor, the Sub-Advisor is entitled to receive a fee from the Advisor, which fee is calculated daily and payable monthly, at an annual rate of 0.12% of the average daily net assets of the Fund allocated to the Sub-Advisor.

GSR Strategies, LLC (the “Sponsor”), is the independent sponsor of the ETFs. The research of an affiliate of the Sponsor was used in the creation of the Fund’s trading strategy. The Sponsor does not make nor will it make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. The Sponsor makes no representation or warranty, express

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with the Sponsor pursuant to which the Sponsor and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Fund, except excluded expenses. The Sponsor will also provide marketing support for the Fund including, but not limited to providing the Fund with access to and the use of the Sponsor’s marketing capabilities, including leveraging the Sponsor’s expertise in developing marketing strategies and communications through print and electronic media. For its services, the Sponsor is entitled to a fee from the Advisor. The Sponsor does not act as a distributor to the Fund and does not sell shares of the Fund. The Fund is distributed through the distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services (“U.S. Bancorp”) serves as the Fund’s fund accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodians

Pursuant to a Custody Agreement with the Trust, U.S. Bank National Association (“ETF Custodian”) serves as ETF Custodian for the Fund and safeguards and holds the Fund’s cash and securities issued by ETFs and other non-Reference Asset securities, settles the Fund’s non-Reference Asset transactions and collects income on the Fund’s investments. For its services, the ETF Custodian is entitled to a fee. The Advisor pays these fees monthly.

Pursuant to a Custody Agreement with the Trust, Anchorage Digital Bank National Association (“Crypto Custodian”), serves as Crypto Custodian for the Fund and safeguards the Fund’s cash, holdings in the Reference Assets, settles the Fund’s Reference Assets and collects staking rewards.

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

Distributor

Foreside Fund Services, LLC serves as each Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the period ended May 31, 2026, were as follows:

Purchases	Sales
$12,652,765	$9,195,661

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2025, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of Income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s consolidated financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The Fund did not pay any distributions during the period ended May 31, 2026.

As of May 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(7,035)
Accumulated net realized gain (loss) on investments	(658,761)
Net unrealized appreciation (depreciation) of investments	(134,627)
$(800,423)

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$2,881,293	$—	$(134,627)	$(134,627)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended May 31, 2026
Shares sold	330,000
Shares redeemed	—
Net increase (decrease)	330,000

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2026, the Fund had 34.86% of the value of its net assets invested in securities within the Crypto Currency sector.

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR Crypto Core3 ETF
Notes to Consolidated Financial Statements - continued	May 31, 2026 (unaudited)

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Investment Objective

On May 26, 2026, the Trust filed a supplement to the Fund’s Prospectus announcing that, effective July 25, 2026, the Fund’s investment objective will change from seeking capital appreciation and current income to seeking capital appreciation.

Dividends and Distributions

On May 26, 2026, the Trust filed a supplement to the Fund’s Prospectus announcing that, effective July 25, 2026, dividends from net investment income, if any, will ordinarily be declared and paid annually rather than monthly.

Management has evaluated all transactions and events subsequent to the date of the Consolidated Statements of Assets and Liabilities through the date on which these consolidated financial statements were issued and except as noted above, no additional items require disclosure.

FINANCIAL STATEMENTS  |  MAY 31, 2026

GSR CRYPTO CORE3 ETF
Supplemental Information (Unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Framework Digital Advisors, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

At special meetings held on October 29, 2025 and April 21, 2026, (collectively, the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Framework Digital Advisors, LLC (“Framework”), with respect to the GSR Crypto Core3 ETF (the “GSR ETF”); and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Trust, Framework and Tuttle Capital Management, LLC (“TCM”). The Board reflected on its discussions with the representatives from Framework and TCM earlier in the Meeting regarding the manner in which the GSR ETF is to be managed and the roles and responsibilities of Framework under the Advisory Agreement and TCM under the Sub-Advisory Agreement. (Collectively, the Advisory Agreement and the Sub-Advisory Agreement are referred to as the “GSR Advisory Agreements”.)

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the GSR Advisory Agreements and the responses of Framework and TCM to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be

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Supplemental Information (Unaudited) - continued

provided by Framework and TCM, an expense comparison analysis for the GSR ETF and comparable ETFs, and the GSR Advisory Agreements. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the GSR Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Framework and TCM; (ii) the investment performance of TCM; (iii) the costs of the services to be provided and profits to be realized by Framework and TCM from their relationship with the GSR ETF; (iv) the extent to which economies of scale would be realized if the GSR ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its shareholders; and (v) possible conflicts of interest and other benefits. The Trustees noted that Framework is a new adviser that does not have any investment performance but took into account the experience of its principals and affiliated advisory entities.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the GSR Advisory Agreements, including: (i) information regarding the services and support to be provided by Framework and TCM to the GSR ETF and its shareholders; (ii) presentations by management of Framework and TCM addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the GSR ETF; (iii) information pertaining to the compliance structure of Framework and TCM; (iv) disclosure information contained in the GSR ETF’s registration statement as well as Framework’s and TCM’s Forms ADV and/or each’s policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the GSR Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Framework and TCM, including financial information, personnel and the services to be provided by Framework and TCM to the GSR ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the GSR ETF and comparative expense information for other ETFs with strategies similar to the GSR ETF prepared by an independent third party; (iii) the anticipated effect of size on the GSR ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Framework and TCM from each’s relationship with the GSR ETF.

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GSR CRYPTO CORE3 ETF
Supplemental Information (Unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the GSR Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the GSR Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Framework and TCM.

In this regard, the Board considered the responsibilities of Framework under the Advisory Agreement and TCM under the Sub-Advisory Agreement. The Board reviewed the services to be provided by each to the GSR ETF, including, without limitation, the processes of Framework and TCM for assuring compliance with the GSR ETF’s investment objectives and limitations; Framework and TCM’s experience with managing digital assets and crypto currencies as well as managing ETFs and derivatives exposures, TCM’s processes for trade execution and counterparty or broker-dealer selection for portfolio transactions; the coordination of services by Framework for the GSR ETF among the service providers; and the anticipated efforts of Framework to promote the GSR ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating Framework and TCM; the education and experience of Framework’s and TCM’s personnel; and information provided regarding Framework’s and TCM’s compliance program, and policies and procedures. After reviewing the foregoing and further information from Framework and TCM, the Board concluded that the quality, extent, and nature of the services to be provided by Framework and TCM, were satisfactory and adequate for the GSR ETF.

The investment performance of the GSR ETF.

The Board noted that the GSR ETF had not yet launched and did not have a performance record. The Trustees considered the experience of Framework’s associated persons as well as TCM’s experience in managing other client accounts with similar strategies as the GSR ETF, including other client accounts with digital assets and crypto currency strategies, ETFs and derivatives exposures and other client accounts with wholly-owned subsidiaries that were established to manage investments that may not be classified as securities.

The costs of services to be provided and profits to be realized by Framework and TCM from their relationship with the GSR ETF.

In this regard, the Board considered Framework’s financial condition and its level of commitment to the GSR ETF. The Board also considered the projected assets and proposed expenses of the GSR ETF, including the nature and frequency of

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GSR CRYPTO CORE3 ETF
Supplemental Information (Unaudited) - continued

advisory payments. The Trustees noted the information on projected profitability provided by Framework and TCM. The Board compared the GSR ETF’s unitary fee to the advisory fees and net expense ratios of ETFs in its Morningstar category (“Category”) and a peer group selected from its Category (“Peer Group”). The Trustees observed the GSR ETF’s proposed 1.00% unitary fee was lower than the median gross expense ratio of its Peer Group, higher than the median net expense ratio of its Peer Group, and higher than the median gross and net expense ratios of its Category. The Trustees noted that the GSR ETF’s unitary fee was higher than the median gross and net advisory fees of its Category and Peer Group.

The Board observed the small number of funds in the Peer Group, that GSR ETF’s unitary fee was not the highest gross or net expense ratio in its Peer Group, that at least one peer had a relatively substantial fee waiver, and that the GSR ETF’s unitary fee was within a reasonable range of its Peer Group. The Trustees acknowledged that not all invested in the same digital assets or crypto currency, the specialized nature of the GSR ETF’s strategy to invest in multiple digital assets or crypto currencies, and the sophistication required to manage the GSR ETF as well as the fact that Framework would pay TCM. The Trustees also acknowledged the expenses and expertise to manage the GSR ETF’s wholly-owned subsidiary. After further consideration, the Board concluded that the projected profitability and fees to be paid to Framework and TCM were within an acceptable range in light of the services to be rendered by Framework and TCM.

The extent to which economies of scale would be realized as the GSR ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the GSR ETF’s shareholders.

The Trustees considered that it was not anticipated that the GSR ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the fee structure did not have breakpoints, and, as a result, economies of scale would not be realized by shareholders as the GSR ETF were to grow. However, the Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of Framework’s and TCM’s personnel assigned to the GSR ETF; the basis of decisions to buy or sell securities for the GSR ETF; and the substance and administration of the Code of Ethics and other relevant policies of Framework and TCM. The Board also considered

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Supplemental Information (Unaudited) - continued

potential benefits for both Framework and TCM in managing the GSR ETF, including the potential for TCM to generate soft dollars in connection with the GSR ETF’s trading. Following further consideration and discussion, the Board concluded that the standards and practices of Framework and TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Framework and TCM from managing the GSR ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the GSR Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the GSR Advisory Agreements.

FINANCIAL STATEMENTS  |  MAY 31, 2026

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 10, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: August 10, 2026

*   Print the name and title of each signing officer under his or her signature.